Property and equipment	6 Months Ended
Jun. 30, 2023
Property and equipment
Property and equipment

14.Property and equipment

During the six months ended June 30, 2023, the Group acquired property and equipment with a cost of 220 (six months ended June 30, 2022: 584). No property and equipment was acquired in the process of acquisition of subsidiaries (six months ended June 30, 2022: 68). The assets with the cost of 11 were disposed of by the Group during the six months ended June 30, 2023 (six months ended June 30, 2022: 0).